Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Accrued research and development costs	$ 2,857,025	$ 654,795
Accrued professional fees	267,646	366,394
Accrued compensation	1,886,638	1,866,255
Accrued other	385,896	319,434
Deferred rent	25,000	6,837
Total	$ 5,422,205	$ 3,213,715